Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Deposits From Banking Clients [Line Items]
Total	¥ 43,255,609
Domestic | Time deposits
Deposits From Banking Clients [Line Items]
Due in one year or less	23,429,136
Due after one year through two years	1,888,554
Due after two years through three years	1,312,042
Due after three years through four years	247,039
Due after four years through five years	267,861
Due after five years	125,580
Total	27,270,212
Foreign | Time deposits
Deposits From Banking Clients [Line Items]
Due in one year or less	6,304,090
Due after one year through two years	6,678
Due after two years through three years	20,337
Due after three years through four years	111
Due after four years through five years	1,845
Due after five years	2,100
Total	6,335,161
Time deposits
Deposits From Banking Clients [Line Items]
Total	33,605,373
Domestic | Certificates of deposit
Deposits From Banking Clients [Line Items]
Due in one year or less	7,852,760
Due after one year through two years	510
Total	7,853,270
Foreign | Certificates of deposit
Deposits From Banking Clients [Line Items]
Due in one year or less	1,796,966
Total	1,796,966
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	9,650,236
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	31,281,896
Due after one year through two years	1,889,064
Due after two years through three years	1,312,042
Due after three years through four years	247,039
Due after four years through five years	267,861
Due after five years	125,580
Total	35,123,482
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	8,101,056
Due after one year through two years	6,678
Due after two years through three years	20,337
Due after three years through four years	111
Due after four years through five years	1,845
Due after five years	2,100
Total	¥ 8,132,127